Financial - risk management objectives and policies - Aging of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	$ 1,162,157	$ 1,182,064
Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	360,725	314,707
Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	139,246	152,229
Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	621,841	677,820
More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	40,345	37,308
Trade and other payables
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	288,570	240,737
Trade and other payables | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	288,570	240,737
Trade and other payables | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Trade and other payables | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Trade and other payables | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial obligation capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	702,637	733,761
Financial obligation capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	31,034	31,034
Financial obligation capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	97,409	104,159
Financial obligation capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	574,194	598,568
Financial obligation capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial obligation interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	108,612	149,305
Financial obligation interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	37,453	39,256
Financial obligation interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	40,066	45,770
Financial obligation interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	31,093	64,279
Financial obligation interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Lease Capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	10,320	12,952
Lease Capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	3,429	3,638
Lease Capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,515	2,282
Lease Capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	2,523	2,794
Lease Capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	2,853	4,238
Lease Interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	3,231	1,438
Lease Interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	239	42
Lease Interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	256	18
Lease Interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	757	242
Lease Interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,979	1,136
Contingent consideration liability
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	48,787	43,871
Contingent consideration liability | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Contingent consideration liability | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Contingent consideration liability | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	13,274	11,937
Contingent consideration liability | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	$ 35,513	$ 31,934